Stock Options and Warrants Outstanding	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Options and Warrants Outstanding
6.	Stock Options and Warrants Outstanding
As at December 31, 2011 there were no stock options or warrants outstanding.